Other liabilities	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Liabilities Abstract
Other liabilities
12	Other liabilities

	December 31,	December 31,
	2019	2018
	$	$
Current
Profit-sharing and other employee related obligations (a)	7,248	8,908

Non-current
Other employee related obligations	1,297	1,081
Lease liabilities	257	—
	1,554	1,081

(a)	Profit sharing and other employee related obligations

As at December 31, 2019, there is a provision amounting to $4,118 for employee profit sharing in Peru and $3,130 for wages, salaries and other employee benefits outstanding (December 31, 2018 - $5,965 and $2,943, respectively).